Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust II
Entity Central Index Key	0001352280
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Columbia Select Global Equity Fund - Class A
Shareholder Report [Line Items]
Fund Name	Columbia Select Global Equity Fund
Class Name	Class A
Trading Symbol	IGLGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Select Global Equity Fund (the Fund) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 133	1.21%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the health care, consumer staples and communication services sectors contributed most to the Fund’s relative performance during the annual period.
Allocations
| Larger allocations to the information technology sector and smaller allocations to the energy and real estate sectors buoyed the Fund’s relative performance during the annual period.
Individual holdings
| Fund positions that contributed most to relative performance during the period included Lam Research Corporation, a semiconductor manufacturer; Howmet Aerospace, an aircraft engines manufacturer; Western Digital Corp., a maker of storage devices; Taiwan Semiconductor Manufacturing Co., the world’s largest semiconductor manufacturer; and NVIDIA Corporation, whose computing platforms help data centers manage artificial intelligence computing demands.
Top Performance Detractors
Stock selection

I

Selections in the financials, materials and consumer discretionary sectors hurt the Fund’s relative performance during the annual period.
Allocations
| Large weightings in the materials and health care sectors and a small allocation to the communication services sector detracted from the Fund’s relative performance.
Individual holdings
| Fund positions that detracted most from relative performance included Keyence Corporation, a Japanese manufacturer of industrial automation and inspection equipment; Linde plc, a UK-based industrial gas company; SAP, a German software company; Smurfit Westrock plc, an Irish packaging company; and Experian, an Irish credit rating and fraud prevention company.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	19.12	11.73	12.79
Class A (including sales charges)	12.28	10.42	12.13
MSCI ACWI Index (Net)	22.64	14.61	11.31

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 759,980,419
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 6,190,278
Investment Company, Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]
Key Fund Statist
i
cs
Fund net assets	$ 759,980,419
Total number of portfolio holdings	44
Management services fees (represents 0.85% of Fund average net assets)	$ 6,190,278
Portfolio turnover for the reporting period	51%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
The Fund may use place of organization/incorporation or other factors in determining whether an issuer is domestic (U.S.) or foreign for purposes of its investment policies. At October 31, 2025, th
e
Fund invested at least 40% of its net assets in foreign companies in accordance with its principal investment strategy.
Top Holdings
Microsoft Corp.	9.0%
NVIDIA Corp.	8.5%
Lam Research Corp.	6.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	5.5%
MasterCard, Inc., Class A	5.0%
Howmet Aerospace, Inc.	4.7%
Amazon.com, Inc.	4.7%
Alphabet, Inc., Class A	4.3%
Linde PLC	3.3%
Visa, Inc., Class A	3.1%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
Microsoft Corp.	9.0%
NVIDIA Corp.	8.5%
Lam Research Corp.	6.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	5.5%
MasterCard, Inc., Class A	5.0%
Howmet Aerospace, Inc.	4.7%
Amazon.com, Inc.	4.7%
Alphabet, Inc., Class A	4.3%
Linde PLC	3.3%
Visa, Inc., Class A	3.1%

Columbia Select Global Equity Fund - Class C
Shareholder Report [Line Items]
Fund Name	Columbia Select Global Equity Fund
Class Name	Class C
Trading Symbol	RGCEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Select Global Equity Fund (the Fund) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 214	1.96%

Expenses Paid, Amount	$ 214
Expense Ratio, Percent	1.96%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the health care, consumer staples and communication services sectors contributed most to the Fund’s relative performance during the annual period.
Allocations
| Larger allocations to the information technology sector and smaller allocations to the energy and real estate sectors buoyed the Fund’s relative performance during the annual period.
Individual holdings
| Fund positions that contributed most to relative performance during the period included Lam Research Corporation, a semiconductor manufacturer; Howmet Aerospace, an aircraft engines manufacturer; Western Digital Corp., a maker of storage devices; Taiwan Semiconductor Manufacturing Co., the world’s largest semiconductor manufacturer; and NVIDIA Corporation, whose computing platforms help data centers manage artificial intelligence computing demands.
Top Performance Detractors
Stock selection

I

Selections in the financials, materials and consumer discretionary sectors hurt the Fund’s relative performance during the annual period.
Allocations
| Large weightings in the materials and health care sectors and a small allocation to the communication services sector detracted from the Fund’s relative performance.
Individual holdings
| Fund positions that detracted most from relative performance included Keyence Corporation, a Japanese manufacturer of industrial automation and inspection equipment; Linde plc, a UK-based industrial gas company; SAP, a German software company; Smurfit Westrock plc, an Irish packaging company; and Experian, an Irish credit rating and fraud prevention company.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	18.19	10.90	11.94
Class C (including sales charges)	17.19	10.90	11.94
MSCI ACWI Index (Net)	22.64	14.61	11.31

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 759,980,419
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 6,190,278
Investment Company, Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 759,980,419
Total number of portfolio holdings	44
Management services fees (represents 0.85% of Fund average net assets)	$ 6,190,278
Portfolio turnover for the reporting period	51%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
The Fund may use place of organization/incorporation or other factors in determining whether an issuer is domestic (U.S.) or foreign for purposes of its investment policies. At October 31, 2025, the Fund i nve
sted at least 40% of its net assets in foreign companies in accordance with its principal investment strategy.
Top Holdings
Microsoft Corp.	9.0%
NVIDIA Corp.	8.5%
Lam Research Corp.	6.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	5.5%
MasterCard, Inc., Class A	5.0%
Howmet Aerospace, Inc.	4.7%
Amazon.com, Inc.	4.7%
Alphabet, Inc., Class A	4.3%
Linde PLC	3.3%
Visa, Inc., Class A	3.1%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
Microsoft Corp.	9.0%
NVIDIA Corp.	8.5%
Lam Research Corp.	6.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	5.5%
MasterCard, Inc., Class A	5.0%
Howmet Aerospace, Inc.	4.7%
Amazon.com, Inc.	4.7%
Alphabet, Inc., Class A	4.3%
Linde PLC	3.3%
Visa, Inc., Class A	3.1%

Columbia Select Global Equity Fund-Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Select Global Equity Fund
Class Name	Institutional Class
Trading Symbol	CGEZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Select Global Equity Fund (the Fund) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 105	0.96%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the health care, consumer staples and communication services sectors contributed most to the Fund’s relative performance during the annual period.
Allocations
| Larger allocations to the information technology sector and smaller allocations to the energy and real estate sectors buoyed the Fund’s relative performance during the annual period.
Individual holdings
| Fund positions that contributed most to relative performance during the period included Lam Research Corporation, a semiconductor manufacturer; Howmet Aerospace, an aircraft engines manufacturer; Western Digital Corp., a maker of storage devices; Taiwan Semiconductor Manufacturing Co., the world’s largest semiconductor manufacturer; and NVIDIA Corporation, whose computing platforms help data centers manage artificial intelligence computing demands.
Top Performance Detractors
Stock selection

I

Selections in the financials, materials and consumer discretionary sectors hurt the Fund’s relative performance during the annual period.
Allocations
| Large weightings in the materials and health care sectors and a small allocation to the communication services sector detracted from the Fund’s relative performance.
Individual holdings
| Fund positions that detracted most from relative performance included Keyence Corporation, a Japanese manufacturer of industrial automation and inspection equipment; Linde plc, a UK-based industrial gas company; SAP, a German software company; Smurfit Westrock plc, an Irish packaging company; and Experian, an Irish credit rating and fraud prevention company.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	19.38	12.00	13.07
MSCI ACWI Index (Net)	22.64	14.61	11.31

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 759,980,419
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 6,190,278
Investment Company, Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]
Key
Fund
Statistics
Fund net assets	$ 759,980,419
Total number of portfolio holdings	44
Management services fees (represents 0.85% of Fund average net assets)	$ 6,190,278
Portfolio turnover for the reporting period	51%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
The Fund may use place of organization/incorporation or other factors
in determining whether an
issuer
is domestic (U.S.) or foreign for purposes of its investment policies. At October 31, 2025, the Fund invested at least 40% of its net assets in foreign companies in accordance with its principal investment strategy.
Top Holdings
Microsoft Corp.	9.0%
NVIDIA Corp.	8.5%
Lam Research Corp.	6.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	5.5%
MasterCard, Inc., Class A	5.0%
Howmet Aerospace, Inc.	4.7%
Amazon.com, Inc.	4.7%
Alphabet, Inc., Class A	4.3%
Linde PLC	3.3%
Visa, Inc., Class A	3.1%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
Microsoft Corp.	9.0%
NVIDIA Corp.	8.5%
Lam Research Corp.	6.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	5.5%
MasterCard, Inc., Class A	5.0%
Howmet Aerospace, Inc.	4.7%
Amazon.com, Inc.	4.7%
Alphabet, Inc., Class A	4.3%
Linde PLC	3.3%
Visa, Inc., Class A	3.1%

Columbia Select Global Equity Fund - Institutional 2 Class
Shareholder Report [Line Items]
Fund Name	Columbia Select Global Equity Fund
Class Name	Institutional 2 Class
Trading Symbol	RGERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Select Global Equity Fund (the Fund) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 102	0.93%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the health care, consumer staples and communication services sectors contributed most to the Fund’s relative performance during the annual period.
Allocations
| Larger allocations to the information technology sector and smaller allocations to the energy and real estate sectors buoyed the Fund’s relative performance during the annual period.
Individual holdings
| Fund positions that contributed most to relative performance during the period included Lam Research Corporation, a semiconductor manufacturer; Howmet Aerospace, an aircraft engines manufacturer; Western Digital Corp., a maker of storage devices; Taiwan Semiconductor Manufacturing Co., the world’s largest semiconductor manufacturer; and NVIDIA Corporation, whose computing platforms help data centers manage artificial intelligence computing demands.
Top Performance Detractors
Stock selection

I

Selections in the financials, materials and consumer discretionary sectors hurt the Fund’s relative performance during the annual period.
Allocations
| Large weightings in the materials and health care sectors and a small allocation to the communication services sector detracted from the Fund’s relative performance.
Individual holdings
| Fund positions that detracted most from relative performance included Keyence Corporation, a Japanese manufacturer of industrial automation and inspection equipment; Linde plc, a UK-based industrial gas company; SAP, a German software company; Smurfit Westrock plc, an Irish packaging company; and Experian, an Irish credit rating and fraud prevention company.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	19.38	12.04	13.14
MSCI ACWI Index (Net)	22.64	14.61	11.31

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 759,980,419
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 6,190,278
Investment Company, Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]
Key
Fund
Statistics
Fund net assets	$ 759,980,419
Total number of portfolio holdings	44
Management services fees (represents 0.85% of Fund average net assets)	$ 6,190,278
Portfolio turnover for the reporting period	51%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
The Fund may use place of organization/incorporation or
other
factors in determining whether an issuer is domestic (U.S.) or foreign for purposes of its investment policies. At October 31, 2025, the Fund invested
at least 40% of its net assets in foreign companies in accordance with its principal investment strategy.
Top Holdings
Microsoft Corp.	9.0%
NVIDIA Corp.	8.5%
Lam Research Corp.	6.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	5.5%
MasterCard, Inc., Class A	5.0%
Howmet Aerospace, Inc.	4.7%
Amazon.com, Inc.	4.7%
Alphabet, Inc., Class A	4.3%
Linde PLC	3.3%
Visa, Inc., Class A	3.1%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
Microsoft Corp.	9.0%
NVIDIA Corp.	8.5%
Lam Research Corp.	6.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	5.5%
MasterCard, Inc., Class A	5.0%
Howmet Aerospace, Inc.	4.7%
Amazon.com, Inc.	4.7%
Alphabet, Inc., Class A	4.3%
Linde PLC	3.3%
Visa, Inc., Class A	3.1%

Columbia Select Global Equity Fund - Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia Select Global Equity Fund
Class Name	Institutional 3 Class
Trading Symbol	CSEYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Select Global Equity Fund (the Fund) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 97	0.88%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the health care, consumer staples and communication services sectors contributed most to the Fund’s relative performance during the annual period.
Allocations
| Larger allocations to the information technology sector and smaller allocations to the energy and real estate sectors buoyed the Fund’s relative performance during the annual period.
Individual holdings
| Fund positions that contributed most to relative performance during the period included Lam Research Corporation, a semiconductor manufacturer; Howmet Aerospace, an aircraft engines manufacturer; Western Digital Corp., a maker of storage devices; Taiwan Semiconductor Manufacturing Co., the world’s largest semiconductor manufacturer; and NVIDIA Corporation, whose computing platforms help data centers manage artificial intelligence computing demands.
Top Performance Detractors
Stock selection

I

Selections in the financials, materials and consumer discretionary sectors hurt the Fund’s relative performance during the annual period.
Allocations
| Large weightings in the materials and health care sectors and a small allocation to the communication services sector detracted from the Fund’s relative performance.
Individual holdings
| Fund positions that detracted most from relative performance included Keyence Corporation, a Japanese manufacturer of industrial automation and inspection equipment; Linde plc, a UK-based industrial gas company; SAP, a German software company; Smurfit Westrock plc, an Irish packaging company; and Experian, an Irish credit rating and fraud prevention company.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class (a)	19.48	12.10	13.14
MSCI ACWI Index (Net)	22.64	14.61	11.31
(a)
The returns shown for periods prior to March 1, 2017 (including Since Fund Inception returns, if shown) include the returns of Class A. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 759,980,419
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 6,190,278
Investment Company, Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]
Key
Fund
Statistics
Fund net assets	$ 759,980,419
Total number of portfolio holdings	44
Management services fees (represents 0.85% of Fund average net assets)	$ 6,190,278
Portfolio turnover for the reporting period	51%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
The Fund may use place
of
organization/incorporation or other factors in determining whether an issuer is domestic (U.S.) or foreign for purposes of its investment policies. At October 31, 2025, the Fund invested at least
40% of its net assets in foreign companies in accordance with its principal investment strategy.
Top Holdings
Microsoft Corp.	9.0%
NVIDIA Corp.	8.5%
Lam Research Corp.	6.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	5.5%
MasterCard, Inc., Class A	5.0%
Howmet Aerospace, Inc.	4.7%
Amazon.com, Inc.	4.7%
Alphabet, Inc., Class A	4.3%
Linde PLC	3.3%
Visa, Inc., Class A	3.1%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
Microsoft Corp.	9.0%
NVIDIA Corp.	8.5%
Lam Research Corp.	6.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	5.5%
MasterCard, Inc., Class A	5.0%
Howmet Aerospace, Inc.	4.7%
Amazon.com, Inc.	4.7%
Alphabet, Inc., Class A	4.3%
Linde PLC	3.3%
Visa, Inc., Class A	3.1%